Note 10 - Leases - Undiscounted Cash Flows of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
2020	$ 1,227
2021	421
2022	327
2023	330
2024	806
Total minimum lease payments	3,111
Less: amount of lease payments representing interest	(352)
Operating Lease, Liability, Total	2,759
Less: current obligation under leases	(827)
Long-term lease obligations	$ 1,932